SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

The Company evaluated subsequent events for the period from the Balance Sheet date through May 6, 2021, the date that the Condensed Consolidated Financial Statements were available to be issued.

On April 22, 2021, we received $4,831 from the Treasury as a top-off grant under PSP2.

Further, the Company was notified on April 15, 2021 that it will receive a grant of approximately $34,547 under PSP3, of which $17,274 was received on April 29, 2021 (see Note 3).

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